Patent Finance Obligation - Schedule of Payments Expected (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015	$ 18,127
2016	8,556
2017	13,556
2018	7,166
Total	$ 47,405	$ 55,670